Loans, financing and debentures	12 Months Ended
Jun. 30, 2021
Loans Financing Debentures And Finance Leases [Abstract]
Loans, financing and debentures
16.	Loans, financing and debentures

		Annual interest rates and charges - %
	Index	2021	2020	2021	2020

Financing for agricultural costs
	Fixed rate + CDI	1.80% + 100%	1.80% + 100%	40,561	40,568
	Fixed rate	3.24%	-	8,055	-
	Fixed rate	3.90%	3.90%	-	9,072
	Fixed rate	6.30%	6.30%	111,590	108,057
	Fixed rate	6.34%	6.34%	2,436	3,251
	Fixed rate	3.50%	-	3,078	-
	Fixed rate	7.64%	7.64%	9,779	9,076
	Fixed rate	4.91%	-	25,716	-
				201,215	170,024
Financing for agricultural costs (USD)
	Fixed rate	7.00%	7.00%	2,564	2,787
	Fixed rate	-	8.50%	-	5,573
				2,564	8,360
Financing for agricultural costs (PYG)
	Fixed rate	8.00%	8.00%	-	7,940
	Fixed rate	8.25%	8.25%	18,101	19,749
	Fixed rate	9.50%	-	8,191	-
				26,292	27,689
Bahia project financing
	Fixed rate	3.50%	3.50%	10,373	10,023
	Fixed rate	-	6.50%	-	66
	Fixed rate	-	7.50%	-	165
				10,373	10,254
Financing of working capital
	Fixed rate + CDI	2% + 100%	2% +100%	-	77,516
				-	77,516
Financing of working capital (EUR)*
	Fixed rate + CDI	1.32% + 100%	-	23,230	-
				23,230
FINAME
	Fixed rate	-	7.22%	-	230
				-	230
Financing of sugarcane
	Fixed rate	6.76%	6.76%	1,963	2,447
	Fixed rate	0.00%	6.14%	-	40,857
	Fixed rate	6.34%	6.34%	31,879	29,986
	Fixed rate	3.76%	-	28,150	-
				61,992	73,290
Debentures
	CDI	106.50%	106.50%	58,045	88,884
	CDI	110.00%	110.00%	43,717	59,548
	Fixed rate + IPCA	5.37% + 100%	-	244,565	-
				346,327	148,432

(-) Transaction costs				(8,812)	(1,682)
				663,181	514,113

Current				322,046	217,274
Non-current				341,135	296,839

Keys:

TJLP – Long Term Interest Rate

FINAME – Financing of Machinery and Equipment (National Bank for Economic and Social Development - BNDES)

BNB – Banco do Nordeste

PYG – Paraguayan currency (Guarani)

IPCA – National consumer price index

*	The loan in EUR is backed by a swap linked to CDI + 1.85% p.a.

Breakdown of debt by index

	2021	2020
Fixed rate	253,063	247,597
CDI and fixed rate +CDI	165,553	266,516
Fixed rate + IPCA	244,565	-
	663,181	514,113

Maturities of short- and long-term loans and financing are broken down as follows:

	2021	2020
1 year	322,046	217,274
2 years	55,984	198,793
3 years	21,904	51,670
4 years	9,448	22,098
5 years	7,003	8,269
Above 5 years	246,796	16,009
	663,181	514,113

Changes in loans and financing during the year ended June 30, 2021 and 2020 are as follows:

	2019	Acquisition Agrifirma	Contracting	Payment of principal	Payment Interest	Appropriation of interest	Foreign exchange variation	2020
Agricultural Cost Financing (Reais)	38,588	-	166,346	(38,185)	(1,848)	5,123	-	170,024
Agricultural Cost Financing (PYG)	18,364	-	14,181	(4,017)	(1,020)	2,007	6,534	36,049
Bahia Project Financing	28,534	-	-	(16,953)	(2,864)	1,537	-	10,254
Working Capital Financing	-	123,862	77,000	(63,777)	(65,980)	3,369	3,042	77,516
Financing of Machinery and Equipment – FINAME	5,542	-	-	(5,346)	(481)	433	82	230
Sugarcane Financing	43,482	-	43,482	(15,689)	(2,194)	4,208	1	73,290
Debentures	152,889	-	-	-	(11,626)	7,169	-	148,432
Transaction costs	(1,546)	-	-	-	-	(136)	-	(1,682)
	285,853	123,862	301,009	(143,967)	(86,013)	23,710	9,659	514,113

	2020	Contracting	Payment of principal	Payment Interest	Appropriation of interest	Foreign exchange variation	2021
Agricultural cost financing (Reais)	170,024	35,856	(12,939)	(2,062)	10,336	-	201,215
Agricultural cost financing (PYG)	36,049	8,095	(13,303)	(2,919)	2,809	(1,875)	28,856
Bahia project financing	10,254	-	(226)	(8)	353	-	10,373
Working Capital Financing	77,516	185,000	(237,000)	(2,355)	2,022	(1,953)	23,230
Financing of machinery and equipment – FINAME	230	-	(218)	(8)	4	(8)	-
Sugarcane Financing	73,290	27,486	(39,497)	(2,582)	3,295	-	61,992
Debentures	148,432	240,000	(42,647)	(6,557)	7,099	-	346,327
Transaction costs	(1,682)	(8,247)	-	-	1,117	-	(8,812)
	514,113	488,190	(345,830)	(16,491)	27,035	(3,836)	663,181

a)	Loans and Financing

Covenants

All loans and financing contracts above are in Reais and have specific terms and conditions defined in the respective contracts with governmental economic and development agencies that directly or indirectly grant those loans. At June 30, 2021 the Company’s financial agreements did not require compliance with financial covenants, but rather only operating covenants, on which the Company is in compliance.

b)	Debentures

1st Issue

On May 25, 2018, one hundred forty-two thousand, two hundred (142,200) non-convertible debentures were subscribed to and paid in, with security interest, in the total of R$142,200 (R$85,200 for the first series and R$57,000 for the second series).

The maturity date of the first-series debentures is August 1, 2022 (“maturity date of the first series”) and their unit face value will be paid in three (3) annual installments, the first on July 30, 2020 and the final on the maturity date of the first series. Compensatory interest corresponding to one hundred six point fifty percent (106.50%) of the DI rate will be accrued on the unit face value of first-series debentures, which will be paid on July 30 of each year or on the maturity date of the first series. The maturity date of the second-series debentures is July 31, 2023 (“maturity date of the second series”) and their unit face value will be paid in four (4) annual installments, the first on July 30, 2020 and the final on the maturity date of the second series. Compensatory interest corresponding to one hundred ten percent (110.00%) of the overnight DI rate will be accrued on the unit face value of second-series debentures, which will be paid on July 30 of each year or on the maturity date of the second series.

The Debentures were linked to a securitization transaction, serving as guarantee for the issue of Certificates of Agribusiness Receivables (“CRA”) pursuant to Law 11,076/2004 and CVM Instruction 414/2004, which were the object of a public distribution offer with restricted efforts, under CVM Instruction 476/2009 (“Restricted Offer”).

The Debentures are backed by security interest in the form of fiduciary sale of properties owned by the Company and registered under no. 6,254, 6,267 and 6,405, all of them at the Property Records Office of Correntina in the state of Bahia.

2nd Issue

On May 5, 2021, the Company issued two hundred forty thousand (240,000) non-convertible debentures in the aggregate amount of R$240,000, in a single series, with total duration of seven (7) years.

The debentures will be amortized in two (2) equal installments due on April 13, 2027 and April 12, 2028, with compensatory interest on the amount of principal corresponding to the Broad National Consumer Price Index (IPCA) plus 5.3658% p.a., to be paid in seven (7) annual instalments.

The Debentures were linked to a securitization transaction and backed by the issue of Certificates of Agribusiness Receivables (“CRA”), pursuant to CVM Instruction 400/03 and CVM Instruction 600/18. The Debentures are backed by security interest in the form of fiduciary sale of the properties owned by the Company and registered under numbers 6,257, 6,335, 6,377, 6,405 and 6,462, all at the Real Estate Registry Office of Correntina, Bahia.

Covenants

The debentures have covenants related to the maintenance of certain financial indicators, based on the ratio of net debt to fair value of investment properties. Failure by the Company to attain these indicators during the term of the debentures may entail advance maturity of the debt.

As of June 30, 2021, the Company is in compliance with the covenants described above.